Provisions for Liabilities - Summary of Provisions for Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [Line Items]
Beginning balance	€ 1,060	€ 1,035
Translation adjustment	(72)	(26)
Arising on acquisition	49	(18)
Provided during year	266	243
Utilised during year	(154)	(147)
Disposed during year	(1)	(1)
Reversed unused	(108)	(56)
Discount unwinding	24	30
Ending balance	1,064	1,060	€ 1,035
Non-current liabilities	693	678	603
Current liabilities	371	382	432
Environment and Remediation [member]
Disclosure of other provisions [Line Items]
Beginning balance	430	450
Translation adjustment	(25)	(21)
Arising on acquisition	43	(16)
Provided during year	27	38
Utilised during year	(29)	(17)
Disposed during year		(1)
Reversed unused	(14)	(9)
Discount unwinding	9	6
Ending balance	441	430	450
Insurance [member]
Disclosure of other provisions [Line Items]
Beginning balance	286	244
Translation adjustment	(28)	5
Arising on acquisition	3
Provided during year	101	105
Utilised during year	(61)	(76)
Reversed unused	(19)	(11)
Discount unwinding	10	19
Ending balance	292	286	244
Rationalisation and Redundancy [member]
Disclosure of other provisions [Line Items]
Beginning balance	23	26
Arising on acquisition		1
Provided during year	32	23	23
Utilised during year	(27)	(25)
Reversed unused	(3)	(2)
Ending balance	25	23	26
Other Provision [member]
Disclosure of other provisions [Line Items]
Beginning balance	321	315
Translation adjustment	(19)	(10)
Arising on acquisition	3	(3)
Provided during year	106	77
Utilised during year	(37)	(29)
Disposed during year	(1)
Reversed unused	(72)	(34)
Discount unwinding	5	5
Ending balance	€ 306	€ 321	€ 315